Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 26,019	$ 11,247
Other
Total deferred tax assets	26,019	11,247
Less: valuation allowance	(26,019)	(11,247)
Net deferred tax assets